LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Schedule of Future Minimum Payments under Operating Leases

The total future minimum lease payments under non-cancellable operating leases as of December 31, 2013 are payable as follows:

Years Ended December 31,	Leasehold rental	Reservoir rental	Total
2014	$40,058	$16,519	$56,577
2015	-	16,519	16,519
2016	-	16,519	16,519
2017	-	16,519	16,519
2018	-	16,519	16,519
Over five years	-	247,785	247,785
	$40,058	$330,380	$370,438

Schedule of Future Minimum Payments under Capital Leases

The total future minimum lease payments under non-cancellable capital leases as of December 31, 2013 are payable as follows (see note 12):

Total
December 31
2014	$7,931,332
2015	7,931,332
2016	5,948,499
2017	-
2018	-
Over five years	-
$21,811,163